UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-03159
Active Assets Money Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York (Address of principal executive offices)	10036 (Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: June 30, 2009
Date of reporting period: March 31, 2009

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Active Assets Money Trust
Portfolio of Investments • March 31, 2009 (unaudited)

		ANNUALIZED
PRINCIPAL		YIELD
AMOUNT IN		ON DATE OF		MATURITY
THOUSANDS	DESCRIPTION	PURCHASE		DATE		VALUE

	Commercial Paper (52.8%)
	Asset-Backed — Consumer Credit (9.4%)
$78,070	Old Line Funding, LLC(a)	0.50-0.65%		04/09/09-05/01/09		$78,049,612
110,000	Ranger Funding Co., LLC(a)	0.70-0.73		05/18/09-06/08/09		109,890,172
65,020	Thunder Bay Funding, LLC(a)	0.40-0.50		04/17/09-04/27/09		65,002,216

						252,942,000

	Asset-Backed — Consumer Diversified (12.7%)
30,000	Enterprise Funding Co., LLC(a)	0.70		05/18/09		29,972,583
100,000	Falcon Asset Securitization Co., LLC(a)	0.55		05/12/09		99,937,361
132,000	Park Avenue Receivables Corp., LLC(a)	0.55-0.57		05/11/09-05/19/09		131,911,889
80,000	Sheffield Receivables Corp.(a)	0.60-1.31		04/03/09-04/06/09		79,994,000

						341,815,833

	Asset-Backed — Consumer Loans (4.1%)
22,000	Amsterdam Funding Corp.(a)	0.75		04/20/09		21,991,292
50,308	Jupiter Securitization Co., LLC(a)	0.57		05/14/09		50,273,749
19,000	Windmill Funding Corp.(a)	0.75		04/13/09		18,995,250
20,000	Yorktown Capital, LLC(a)	0.55		04/06/09		19,998,472

						111,258,763

	Asset-Backed — Corporate (6.3%)
130,000	Atlantis One Funding Corp.(a)	0.75		05/04/09-05/22/09		129,890,000
40,000	Kitty Hawk Funding Corp.(a)	0.68		04/14/09		39,990,178

						169,880,178

	International Banks (20.3%)
80,000	Bank of Nova Scotia	0.48		05/18/09		79,949,867
25,000	BNP Paribas Finance Inc.	0.69		05/22/09		24,975,740
45,000	Calyon North America Inc.	0.60		04/15/09		44,989,500
50,000	Danske Corp.(a)	0.49		04/30/09		49,980,264
75,000	Intesa Funding LLC	0.71		06/03/09		74,906,812
125,000	Lloyds TSB Bank PLC	0.38		04/01/09		125,000,000
110,000	Rabobank (U.S.) Financial Corp.	0.65-0.70		06/15/09-07/01/09		109,830,347
40,000	Societe Generale N.A., Inc.	0.78		04/28/09		39,976,600

						549,609,130

	Total Commercial Paper (Cost $1,425,505,904)					1,425,505,904

	Repurchase Agreements (40.7%)
110,000	Barclays Capital LLC (dated 03/31/09; proceeds $110,000,917); fully collateralized by Government National Mortgage Assoc., 4.50%, due 03/15/39; value at $113,300,001	0.30		04/01/09		110,000,000
490,000	BNP Paribas Securities (dated 03/31/09; proceeds $490,002,858); fully collateralized by Federal National Mortgage Assoc., 5.00%-6.00%, due 04/01/23-03/01/39; Federal Home Loan Mortgage Corp., 5.50%-7.00%, due 12/01/27-10/01/38; value at $504,700,001	0.21		04/01/09		490,000,000
496,870	Goldman Sachs & Co.(dated 03/31/09; proceeds $496,872,346); fully collateralized by Federal National Mortgage Assoc., 3.50%-7.00%, due 02/01/18-03/01/39; Federal Home Loan Mortgage Corp., 4.50%-7.50%, due 03/01/19-07/01/48; value at $511,776,100	0.17		04/01/09		496,870,000

	Total Repurchase Agreements (Cost $1,096,870,000)					1,096,870,000

	Floating Rate Notes (4.6%)
	International Banks
35,000	Bank of Nova Scotia	1.64	(b)	05/06/09	(c)	35,000,000
90,000	Barclays Bank PLC	0.96-1.08	(b)	04/09/09-04/20/09	(c)	90,000,000

	Total Floating Rate Notes (Cost $125,000,000)					125,000,000

		ANNUALIZED
PRINCIPAL		YIELD
AMOUNT IN		ON DATE OF	MATURITY
THOUSANDS	DESCRIPTION	PURCHASE	DATE	VALUE

	U.S. Government Agency — Debenture Bonds (0.9%)
25,000	Federal Home Loan Bank (Cost $25,000,107)	2.19	04/03/09	25,000,107

	Total Investments (Cost $2,672,376,011)(d)		99.0%	2,672,376,011

	Other Assets in Excess of Liabilities		1.0	26,334,622

	Net Assets		100.0%	$2,698,710,633

(a)	Resale is restricted to qualified institutional investors.

(b)	Rate shown is the rate in effect at March 31, 2009.

(c)	Date of next interest rate reset.

(d)	Cost is the same for federal income tax purposes.

Active Assets Money Trust
Notes to the Portfolio of Investments
FAS 157
3/31/2009
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective July 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security. The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

Fair Value Measurements at March 31, 2009 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$2,672,376,011	—	$2,672,376,011	—

Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. Investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Money Trust
/s/ Randy Takian
Randy Takian
Principal Executive Officer May 19, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer May 19, 2009

/s/ Francis Smith
Francis Smith
Principal Financial Officer May 19, 2009

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